Advances to Suppliers	6 Months Ended
Dec. 31, 2024
Advances to Suppliers [Abstract]
ADVANCES TO SUPPLIERS

5. ADVANCES TO SUPPLIERS

	As of December 31, 2024	As of June 30, 2024
Advances to suppliers	$7,885,942	$12,697,192
Less: allowance for credit losses	-	-
Advances to suppliers, net	$7,885,942	$12,697,192

The Company did not make any allowance for credit loss for the advances to suppliers as of December 31, 2024.